Report of the Directors - Adjusted Balance Sheet Reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidation Items [Line Items]
Loans and advances to customers (net)	$ 962,964	$ 861,504	$ 924,454
Interests in associates and joint ventures	22,744	20,029	19,139
Total external assets	2,521,771	2,374,986	2,409,656
Customer accounts	1,364,462	1,272,386	1,289,586
Operating Segments, Including Adjustments
Consolidation Items [Line Items]
Loans and advances to customers (net)	962,964	906,059	905,697
Interests in associates and joint ventures	22,744	20,734	19,064
Total external assets	2,521,771	2,489,459	2,321,378
Customer accounts	$ 1,364,462	1,328,657	1,261,672
Currency translation
Consolidation Items [Line Items]
Loans and advances to customers (net)		(44,555)	18,757
Interests in associates and joint ventures		(705)	75
Total external assets		(114,473)	39,164
Customer accounts		$ (56,271)	27,914
Brazil operations
Consolidation Items [Line Items]
Loans and advances to customers (net)			0
Interests in associates and joint ventures			0
Total external assets			49,114
Customer accounts			$ 0